Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Company’s Net Revenue by Geographic Region

The Company’s net revenue by geographic region, based on ship-to location, is summarized as follows:

	Three months ended March 31,		Six months ended March 31,
	2026	2025	2026	2025

United States	$927	$2,265	$2,647	$5,313
Other	43	246	198	367
Total net revenue	$970	$2,511	$2,845	$5,680

The Company’s net revenue by geographic region, based on ship-to location, are summarized as follows:

	Year ended September 30,
	2025	2024

United States	$9,152	$5,699
China	—	288
Other	760	455
Total net revenue	$9,912	$6,442